INCOME TAXES (Schedule of Aggregate Amount and Per Share Effect of the Tax Holiday) (Details) - CHINA - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Aggregate amount and per share effect of the Tax Holiday
Preferential tax effect	$ 845,010	$ 0	$ 0
Basic earnings per share from continuing operations effect -decrease	$ 0	$ 0	$ 0
Diluted earnings per share from continuing operations effect -decrease	$ 0	$ 0	$ 0